ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

As of December 31, 2023 and 2022, accounts receivable consisted of the following, and the Company determined that based on the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends and changes in its customer payment patterns, the allowance for credit losses assessed to be zero.

	As of
	December 31, 2023	December 31, 2022
Accounts receivable	$2,532,551	$3,056,321